Intangible assets (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of intangible assets [Abstract]
Disclosure of detailed information about intangible assets [text block]
	Licenses	IP & Data rights	Patents	Internally generated	Total
At cost
As of January 1, 2019	1,482,520	193,989	—	1,858,731	3,535,240
Additions	—	—	239,593	2,990,780	3,230,373
As of December 31, 2019	1,482,520	193,989	239,593	4,849,511	6,765,613
Exchange differences				6,120	6,120
Additions	—	—	177,623	2,166,054	2,343,677
As of December 31, 2020	1,482,520	193,989	417,216	7,021,685	9,115,410

Accumulated amortization and impairment losses
As of December 31, 2019	—	—	—	—	—
As of December 31, 2020	—	—	—	—	—

Net book value
As of December 31, 2019	1,482,520	193,989	239,593	4,849,511	6,765,613
As of December 31, 2020	1,482,520	193,989	417,216	7,021,685	9,115,410